PGIM Target Date Income Fund Expense Example, No Redemption - PGIM Target Date Income Fund	Jul. 31, 2026 USD ($)
R1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 102
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	1,225
R2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
R3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
R4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	628
R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	128
Expense Example, No Redemption, 5 Years	224
Expense Example, No Redemption, 10 Years	505
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	26
Expense Example, No Redemption, 3 Years	80
Expense Example, No Redemption, 5 Years	141
Expense Example, No Redemption, 10 Years	$ 318